Retained profits - Schedule of Retained Profits (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
RETAINED PROFITS (Details) - Schedule of Retained Profits [Line Items]
At 1 January	£ 30,786
Profit attributable to equity holders	3,464	£ 5,192	£ 4,769
Post-retirement defined benefit scheme remeasurements	(564)	(1,205)	(2,152)
Dividends (note 32)	(3,990)	(4,739)	(37)
Capital contributions received	142	215	221
Return of capital contributions	(1)	(1)	(4)
At 31 December	29,412	30,786
Retained profits £m
RETAINED PROFITS (Details) - Schedule of Retained Profits [Line Items]
At 1 January	30,786	31,792	28,836
Profit attributable to equity holders	3,101	4,858	4,528
Post-retirement defined benefit scheme remeasurements	(564)	(1,205)	(2,152)
Gains and losses attributable to own credit risk (net of tax)	(56)	(168)	364
Dividends (note 32)	(3,990)	(4,700)	0
Issue costs of other equity instruments (net of tax)	(6)	(5)	0
Capital contributions received	142	215	221
Return of capital contributions	(1)	(1)	(4)
Realised gains and losses on equity shares held at fair value through other comprehensive income	0	0	(1)
At 31 December	£ 29,412	£ 30,786	£ 31,792